Property, Plant, and Equipment (Details Narrative)		3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 04, 2020 USD ($) a shares	Jun. 30, 2022 USD ($) a	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) a	Dec. 31, 2021 USD ($) a	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Stock issued during the period, shares | shares	9,500
Stock issued during the period, value | $	$ 15,000	$ 3,000,000	$ 1,150,000	$ 3,050,000	$ 3,130,000	$ 95,000
NEW MEXICO
Property, Plant and Equipment [Line Items]
Area of land	40	70		70	70
Venlo Style Green House [Member] | NEW MEXICO
Property, Plant and Equipment [Line Items]
Area of land		22		22	22